HEDGING ACTIVITIES (Schedule of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amount - Assets derivatives - Foreign currency exchange contracts	$ 16,332	$ 8,796
Notional Amount - Liability derivatives - Foreign currency exchange contracts	10,579	8,796
Fair Value - Assets derivatives - Foreign currency exchange contracts	322	295
Fair Value - Liability derivatives - Foreign currency exchange contracts	$ 37	$ 8